Fees Summary	Oct. 27, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,995,515,000.00
Previously Paid Amount	0.00
Total Fee Amount	173,609.81
Total Offset Amount	0.00
Net Fee	$ 173,609.81
Narrative - Max Aggregate Offering Amount | shares	2,000,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true